Note 12 - Earnings (Loss) Per Share (Details Textual) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		14,519,218
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	651,514	661,000